Note 1 - Description of Plan 1 (Details Textual) - EBP 95-3520374 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Minimum Time of Service of Participants (Month)	3 months
EBP, Minimum Age of Participants	18
EBP, Contribution Vesting Percentage	100.00%
EBP, Participant Contribution, Automatic, Deferral Rate	8.00%
EBP, Participant Contribution, Automatic, Deferral Rate, Automatic Yearly Increase	1.00%
EBP, Employer Contribution, Matching Percentage	30.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Employee Benefit Plan, Participant Loan Interest Rate Basis Spread	1.00%
EBP, Termination, Vested, Single Sum Cash Out	$ 5,000
EBP, Termination, IRA Rollover Threshold	1,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	13,755
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 0
Maximum [Member]
EBP, Participant Contribution, Automatic, Deferral Rate	10.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%